EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	$ 40
2017	54
2018	60
2019	71
2020	78
2021 - 2025	434
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	650
2017	731
2018	805
2019	866
2020	937
2021 - 2025	$ 5,446